Taxation - Reconciliation of Effective Tax Rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Profit (loss) before tax	€ 295.5	€ 210.3	€ 227.1
Tax charge at the standard UK corporation tax rate 19% (2019: 19%; 2018: 19%)	(56.1)	(39.9)	(43.2)
Difference in tax rates	(18.2)	(11.9)	(14.8)
Non tax deductible interest	(0.1)	0.6	0.0
Other income and expenses not taxable or deductible	(0.8)	(1.2)	5.3
Unrecognized tax assets	(6.3)	(0.9)	0.6
Provisions for uncertainties	35.5	(3.4)	(7.3)
Impact of change in deferred tax rates	(16.8)	0.0	0.0
Prior period adjustment	(7.6)	0.0	2.8
Total tax expense	€ (70.4)	€ (56.7)	€ (56.6)
Standard tax rate	19.00%	19.00%	19.00%
Current tax payable	€ 166.2	€ 217.2
Deferred tax assets	113.5	96.4
Provisions for tax uncertainties	€ 103.9	€ 137.8
Effective tax rate	23.80%	27.00%